41. Subsequent events	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
41.	Subsequent events

Sale of Mangue Seco Wind Farms 1, 3 and 4

In January 2021, Petrobras signed a contract to sell all of its interests in companies that are part of the Company's wind farm complex.

Sale of E&P assets in Espírito Santo (Polo Peroá)

On January 29, 2021, Petrobras signed a contract for the sale of all of its interests in the Peroá and Cangoá production fields and in the BM-ES-21 concession, jointly called Polo Peroá and located in the Espírito Santo basin. The total sales are up to US$ 55, of which (a) US$ 5 paid at the contract signing; (b) US$ 7.5 to be paid at the transaction closing and (c) up to US$ 42.5 as contingent payments provided for in the contract, related to factors such as Malombe's declaration of commerciality, future oil prices and extension of the concession terms. This transaction is subject to price adjustments and to the fulfillment of conditions precedent, such as approval by the ANP.

Sale of Frade Field

On February 5, 2021, the Company finalized the sale of its 30% stake in the Frade field to PetroRio Jaguar Petróleo Ltda., a subsidiary of Petro Rio S.A. (PetroRio), which holds the remaining 70%. The transaction also included the sale of the entire interest held by Petrobras Frade Inversiones S.A. (PFISA), a Petrobras subsidiary, in the company Frade BV to Petrorio Luxembourg, which now holds 100% of Frade BV.

The operation was concluded with the payment of US$ 36 to Petrobras at the closing date, as provided for in the contract including price adjustments. This amount is in addition to the amount of US$ 7.5 paid to Petrobras upon the contract signing. In addition, there is an amount of US$ 20 contingent on a potential new commercial discovery in the field.

Sale of Petrobras Uruguay Distribución S.A. (PUDSA)

On February 5, 2021, Petrobras Uruguay Sociedad Anónima de Inversiones (PUSAI), an indirect subsidiary of Petrobras, completed the sale of its entire stake in Petrobras Uruguay Distribución SA (PUDSA), in Uruguay, to Mauruguay SA, a fully indirect subsidiary of Disa Corporación Petrolífera SA (DISA).

After all the conditions precedent were met, the transaction was concluded with the payment of US$ 62, including price adjustments provided for in the contract. This amount adds up to the amount of US$ 6 paid to PUSAI upon the contract signing, totaling US$ 68.

Sale of BSBios

On February 9, 2021, Petrobras Biocombustível SA (PBio) completed the sale of all of its shares (50% of the company's capital) issued by BSBios Indústria e Comércio de Biodiesel Sul Brasil S.A. (BSBios) to the company RP Participações em Biocombustíveis SA.

After all the conditions precedent were met, the transaction was concluded with the payment of US$ 48 to PBio, including price adjustments provided for in the contract. In addition to this amount, US$ 13 is held in an escrow account for indemnification of eventual contingencies and released according to terms and conditions set forth in the contract, and US$ 1 was received in advance as interest on capital in December 2020, totaling US$ 62.

Sale of onshore fields in Bahia

On February 24, 2021, Petrobras signed with SPE Miranga S.A., a wholly owned subsidiary of PetroRecôncavo S.A., a contract for the sale of its total interest in nine onshore exploration and production fields, called Miranga group, located in the state of Bahia.

The sale amounts to up to US$ 220, of which (a) US$ 11 paid upon the contract signing; (b) US$ 44 to be paid at the transaction closing; (c) US$ 80 deferred in three installments over three years from the transaction closing, and (d) up to US$ 85 million in contingent payments related to future average Brent prices for the years 2022, 2023 and 2024. This transaction includes price adjustments and is still subject to conditions precedent, such as approval by the ANP.

Sale of Mangue Seco Wind Farm 2

On February 24, 2021, Petrobras signed a contract with Fundo de Investimento em Participações Multiestratégia Pirineus (FIP Pirineus) for the sale of its entire 51% interest in Eólica Mangue Seco 2 (a wind farm plant). The transaction results from the exercise of the preemptive right by FIP Pirineus, in accordance with the shareholders' agreement of Eólica Mangue Seco 2, and amounts to US$ 6, to be paid at the transaction closing, subject to price adjustments.

Samsung leniency agreement

In February and March 2021, Petrobras received US$ 65 and US$ 59, respectively, comprising the total amount of the the leniency agreement of Samsung Heavy Industries with Brazilian Federal Prosecutor’s Office.

Approval of the sale of the RLAM refinery

On March 24, 2021, the Company’s Board of Directors approved the sale of Landulpho Alves Refinery (RLAM) and its associated logistics assets, in the state of Bahia, to Mubadala Capital for the amount of US$ 1.65 billion. The purchase and sale agreement is expected to be signed shortly after the approval.

This sale is subject to price adjustments arising from changes in working capital, net debt and investments until the transaction closing, and to the fulfillment of certain conditions precedent, such as approval by the CADE.